Note 19 - Share Capital - Issued Ordinary Shares (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 26, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Issued ordinary shares
Issued amount, beginning of period			$ 59,317		$ 50,361		$ 50,343
Cancelled ** (in shares)			(7,800)
Number of fully paid shares issued, share repurchased (in shares)		(118,063)
Issued amount, end of period			$ 69,211		$ 59,317		$ 50,361
Issued capital [member]
Issued ordinary shares
Number of fully paid shares issued, beginning of period (in shares)			10,651,936	[1]	10,510,232	[1]	10,518,032
Issued amount, beginning of period			$ 55,002		$ 54,569		$ 54,569
Cancelled ** (in shares)	[2]						(7,800)
Cancelled, amount	[2]
Number of fully paid shares issued during the year (in shares)	[1]		69,280		141,704
Issued during the year, amount			$ 246		$ 433
Number of fully paid shares issued, share repurchased (in shares)	[1]		(118,063)
Share repurchased, amount			$ (146)
Number of fully paid shares issued, end of period (in shares)	[1]		10,603,153		10,651,936		10,510,232
Issued amount, end of period			$ 55,102		$ 55,002		$ 54,569

[1]	Amounts stated after the 1:5 share consolidation
[2]	7,800 treasury shares of the Company were cancelled during 2015.